Expense Example	Mar. 27, 2026 USD ($)
Thornburg American Opportunities Fund - ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,130
Thornburg Focus Growth Fund - ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	523
Expense Example, with Redemption, 10 Years	$ 1,184